Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Cipher Mining Inc.
Entity Central Index Key	0001819989
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false